Statement of Financial Position (USD $)	Oct. 31, 2011	Jan. 31, 2011
Current asset:
Cash and cash equivalents	$ 182,392	$ 1,100,315
Prepaid expenses and supplies	5,613	8,060
Total current assets	188,005	1,108,375
Property and equipment, net	144,062	163,151
Certificates of deposit	3,000	3,000
Total assets	335,067	1,274,526
Current liability:
Current portion of long-term debt	3,763	3,763
Convertible promissory note	3,561,816	3,000,000
Accounts payable and accrued liabilities	26,307	40,315
Accrued wages to related party	120,700	93,700
Accrued interest	422,034	164,383
Total current liabilities	4,134,620	3,302,161
Long-term debt, net of current portion	19,353	22,024
Total liabilities	4,153,973	3,324,185
Stockholders' equity (deficit)
Common stock - $.00001 par value; 1,250,000,000 shares authorized; 630,099,389 and 602,411,882 shares issued and outstanding	6,301	6,024
Additional paid-in capital	45,813,842	45,714,119
Deficit accumulated during the exploration stage	(49,639,049)	(47,769,802)
Total stockholders' equity (deficit)	(3,818,906)	(2,049,659)
Total liabilities and stockholders' equity (deficit)	$ 335,067	$ 1,274,526